Consolidated Statements of Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Comprehensive Income
Net loss	$ (3,285,101)	$ (526,879)	$ (7,864,289)	$ (4,528,126)	$ (6,165,793)	$ (2,697,795)
Other comprehensive loss adjustments, net of tax:
Foreign currency translation adjustments		(115)		(139)		155
Total other comprehensive income, net of tax						155
Total comprehensive loss, net of tax	$ (3,285,101)	$ (526,994)	$ (7,864,289)	$ (4,528,265)	$ (6,165,793)	$ (2,697,640)